STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Stock Subscriptions Receivable [Member]	Allowance For Doubtful Stock Subscriptions Receivable [Member]	Retained (Deficit) [Member]
Balance at Dec. 31, 2006	$ (1,196,298)	$ 5,430,679	$ (452,000)	$ 452,000	$ (6,626,977)
Balance, shares at Dec. 31, 2006		797,588
Issuance of stock for services and debt	520,626	520,626
Issuance of stock for services and debt, shares		74,375
Net Income (Loss) for the Year	(68,503)				(68,503)
Balance at Dec. 31, 2007	(744,175)	5,951,305	(452,000)	452,000	(6,695,480)
Balance, shares at Dec. 31, 2007	871,963	871,963
100:1 Reverse split fractional shares		587
Net Income (Loss) for the Year	(67,221)				(67,221)
Balance at Dec. 31, 2008	(811,397)	5,951,305	(452,000)	452,000	(6,762,702)
Balance, shares at Dec. 31, 2008	872,551	872,551
Reduction of outstanding liabilities (see notes D and E)	719,141	719,141
Net Income (Loss) for the Year	(214,307)				(214,307)
Balance at Dec. 31, 2009	(306,563)	6,670,446	(452,000)	452,000	(6,977,009)
Balance, shares at Dec. 31, 2009	872,551	872,551
Shares Issued for Accrued Salary	21,000	21,000
Shares Issued for Accrued Salary, shares		140,000
Net Income (Loss) for the Year	(99,635)				(99,635)
Balance at Dec. 31, 2010	(385,198)	6,691,446	(452,000)	452,000	(7,076,644)
Balance, shares at Dec. 31, 2010	1,012,551	1,012,551
Shares Issued for Accrued Salary	63,000	63,000
Shares Issued for Accrued Salary, shares		420,000
Shares issued for debt	117,418	117,418
Shares issued for debt, shares		782,788
Cancel Subscriptions			452,000	(452,000)
Cancel Subscriptions, shares		(452,000)
Net Income (Loss) for the Year	(78,867)				(78,867)
Balance at Dec. 31, 2011	$ (283,647)	$ 6,871,864			$ (7,155,511)
Balance, shares at Dec. 31, 2011	2,215,339	1,763,339